UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  July 18, 2014 to August 15, 2014

  Commission File Number of issuing entity: 333-177707-02

  Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-177707

  Banc of America Merrill Lynch Commercial Mortgage Inc.
  (Exact name of depositor as specified in its charter)

  Bank of America, National Association
  Morgan Stanley Mortgage Capital Holdings LLC
  CIBC Inc.
  (Exact name of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3913695
  38-3913696
  38-3913697
  38-7103172
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-AB                          ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________
  A-S                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________
  PST                           ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On August 15, 2014 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by Bank of America, National Association or Morgan Stanley Mortgage Capital Holdings LLC (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from July 18, 2014 to August 15, 2014. Bank of America, National Association filed its most recent Form ABS-15G on August 7, 2014. Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on August 14, 2014. The CIK Number of Bank of America, National Association is 0001102113. The CIK Number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

  Part II - OTHER INFORMATION

  Item 2. Legal Proceedings.

  On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities ("RMBS") trusts, and an amended complaint on July 18, 2014, which included 8 additional RMBS trusts, for an alleged total of 284 RMBS trusts (together, the "complaint"). The complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by certain of the institutional investor plaintiffs. The complaint against Wells Fargo Bank, N.A. alleges the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality, failure to notify securityholders of purported events of default allegedly caused by breaches by mortgage loan servicers and purported failure to abide by appropriate standards of care following events of default. Relief sought includes money damages in an unspecified amount, reimbursement of certain expenses and equitable relief. Other cases alleging similar causes of action have previously been filed against Wells Fargo Bank, N.A. and other trustees by RMBS investors in other transactions.

  There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank, N.A. denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs' claims vigorously.

  Item 6. Significant Obligors of Pool Assets.

  The Westfield Countryside mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $4,245,888.00 for the period from January 1, 2014 to March 31, 2014.

  The Mall at Tuttle Crossing mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $4,438,053.00 for the period from January 1, 2014 to March 31, 2014.

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11, relating to the August 15, 2014 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  Banc of America Merrill Lynch Commercial Mortgage Inc.
  (Depositor)

  /s/ Leland F. Bunch
  Leland F. Bunch, Senior Vice President

  Date: August 25, 2014

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11, relating to the August 15, 2014 distribution.